Non-current financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non-current Financial Assets at Fair Value Through Other Comprehensive Income

	December 31, 2018	December 31, 2018
	NT$000	US$000
Designation of equity instruments
Foreign unlisted stocks	38,534	1,259
Valuation adjustment	135,823	4,437

	174,357	5,696

Summary Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income

Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	2018	2018
	NT$000	US$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	85,022	2,778